Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of foreign exchange rates

The principal exchange rates used for the translation of results, cash flows and balance sheets into US Dollar were as follows:

	Average			Year-end
US Dollar 1 =	2020	2019	2018	2020	2019	2018
Brazilian Real	5.1568	3.9423	3.6482	5.1941	4.0197	3.8812

Canadian Dollar	1.3412	1.3269	1.2950	1.2751	1.2994	1.3629

Chinese Renminbi	6.9010	6.9098	6.6114	6.5404	6.9615	6.8778

Danish Krone	6.5388	6.6691	6.3109	6.0650	6.6508	6.5217

Euro	0.8771	0.8933	0.8467	0.8151	0.8902	0.8734

Hungarian Forint	307.9331	290.5732	270.0167	296.8600	294.2229	280.3319

Indian Rupee	74.1177	70.4208	68.3600	73.0706	71.3788	69.6330

Philippine Peso	49.6071	51.7955	52.6758	48.0300	50.6498	52.5004

Polish Zloty	3.8971	3.8389	3.6084	3.7166	3.7892	3.7567

Pound Sterling	0.7798	0.7841	0.7491	0.7320	0.7573	0.7812

Romanian Leu	4.2432	4.2388	3.9407	3.9683	4.2576	4.0729

Serbian Dinar	103.1510	105.2592	100.1102	95.8751	104.8813	103.3325

Swiss Franc	0.9387	0.9937	0.9780	0.8806	0.9662	0.9842

Ukrainian Hryvnia	26.9857	25.8045	27.1793	28.3242	23.8007	27.6769